Policyholder liabilities and unallocated surplus - Aggregate account values (Details) - Jackson (US insurance operations) - GBP (£) £ in Millions	24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
> 0% - 1.00% | Minimum
Liabilities
Minimum guaranteed interest rate (as a percent)	0.00%
> 0% - 1.00% | Maximum
Liabilities
Minimum guaranteed interest rate (as a percent)	1.00%
> 1.0% - 2.0% | Minimum
Liabilities
Minimum guaranteed interest rate (as a percent)	1.00%
> 1.0% - 2.0% | Maximum
Liabilities
Minimum guaranteed interest rate (as a percent)	2.00%
> 2.0% - 3.0% | Minimum
Liabilities
Minimum guaranteed interest rate (as a percent)	2.00%
> 2.0% - 3.0% | Maximum
Liabilities
Minimum guaranteed interest rate (as a percent)	3.00%
> 3.0% - 4.0% | Minimum
Liabilities
Minimum guaranteed interest rate (as a percent)	3.00%
> 3.0% - 4.0% | Maximum
Liabilities
Minimum guaranteed interest rate (as a percent)	4.00%
> 4.0% - 5.0% | Minimum
Liabilities
Minimum guaranteed interest rate (as a percent)	4.00%
> 4.0% - 5.0% | Maximum
Liabilities
Minimum guaranteed interest rate (as a percent)	5.00%
> 5.0% - 6.0% | Minimum
Liabilities
Minimum guaranteed interest rate (as a percent)	5.00%
> 5.0% - 6.0% | Maximum
Liabilities
Minimum guaranteed interest rate (as a percent)	6.00%
Fixed annuities and the fixed account portion of variable annuities
Liabilities
Aggregate account value	£ 27,307	£ 31,389
Fixed annuities and the fixed account portion of variable annuities | > 0% - 1.00%
Liabilities
Aggregate account value	6,887	7,765
Fixed annuities and the fixed account portion of variable annuities | > 1.0% - 2.0%
Liabilities
Aggregate account value	7,385	8,718
Fixed annuities and the fixed account portion of variable annuities | > 2.0% - 3.0%
Liabilities
Aggregate account value	9,799	11,249
Fixed annuities and the fixed account portion of variable annuities | > 3.0% - 4.0%
Liabilities
Aggregate account value	1,272	1,456
Fixed annuities and the fixed account portion of variable annuities | > 4.0% - 5.0%
Liabilities
Aggregate account value	1,744	1,954
Fixed annuities and the fixed account portion of variable annuities | > 5.0% - 6.0%
Liabilities
Aggregate account value	220	247
Interest-sensitive life business
Liabilities
Aggregate account value	6,272	7,090
Interest-sensitive life business | > 2.0% - 3.0%
Liabilities
Aggregate account value	221	243
Interest-sensitive life business | > 3.0% - 4.0%
Liabilities
Aggregate account value	2,341	2,675
Interest-sensitive life business | > 4.0% - 5.0%
Liabilities
Aggregate account value	2,059	2,333
Interest-sensitive life business | > 5.0% - 6.0%
Liabilities
Aggregate account value	£ 1,651	£ 1,839